Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
HARTFORD BALANCED HLS FUND | IB
Prospectus:
Trading Symbol	HAIBX
HARTFORD BALANCED HLS FUND | IA
Prospectus:
Trading Symbol	HADAX
HARTFORD CAPITAL APPRECIATION HLS FUND | IC
Prospectus:
Trading Symbol	HCPCX
HARTFORD CAPITAL APPRECIATION HLS FUND | IB
Prospectus:
Trading Symbol	HIBCX
HARTFORD CAPITAL APPRECIATION HLS FUND | IA
Prospectus:
Trading Symbol	HIACX
HARTFORD DISCIPLINED EQUITY HLS FUND | IB
Prospectus:
Trading Symbol	HBGIX
HARTFORD DISCIPLINED EQUITY HLS FUND | IA
Prospectus:
Trading Symbol	HIAGX
HARTFORD DIVIDEND AND GROWTH HLS FUND | IB
Prospectus:
Trading Symbol	HDGBX
HARTFORD DIVIDEND AND GROWTH HLS FUND | IA
Prospectus:
Trading Symbol	HIADX
HARTFORD GLOBAL GROWTH HLS FUND | IB
Prospectus:
Trading Symbol	HBGLX
HARTFORD GLOBAL GROWTH HLS FUND | IA
Prospectus:
Trading Symbol	HIALX
HARTFORD HEALTHCARE HLS FUND | IB
Prospectus:
Trading Symbol	HBGHX
HARTFORD HEALTHCARE HLS FUND | IA
Prospectus:
Trading Symbol	HIAHX
HARTFORD HIGH YIELD HLS FUND | IB
Prospectus:
Trading Symbol	HBHYX
HARTFORD HIGH YIELD HLS FUND | IA
Prospectus:
Trading Symbol	HIAYX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | IB
Prospectus:
Trading Symbol	HBIOX
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | IA
Prospectus:
Trading Symbol	HIAOX
HARTFORD MIDCAP HLS FUND | IB
Prospectus:
Trading Symbol	HBMCX
HARTFORD MIDCAP HLS FUND | IA
Prospectus:
Trading Symbol	HIMCX
HARTFORD MIDCAP VALUE HLS FUND | IB
Prospectus:
Trading Symbol	HBMVX
HARTFORD MIDCAP VALUE HLS FUND | IA
Prospectus:
Trading Symbol	HMVIX
HARTFORD SMALL COMPANY HLS FUND | IB
Prospectus:
Trading Symbol	HDMBX
HARTFORD SMALL COMPANY HLS FUND | IA
Prospectus:
Trading Symbol	HIASX
HARTFORD STOCK HLS FUND | IB
Prospectus:
Trading Symbol	HIBSX
HARTFORD STOCK HLS FUND | IA
Prospectus:
Trading Symbol	HSTAX
HARTFORD TOTAL RETURN BOND HLS FUND | IB
Prospectus:
Trading Symbol	HBNBX
HARTFORD TOTAL RETURN BOND HLS FUND | IA
Prospectus:
Trading Symbol	HIABX
HARTFORD ULTRASHORT BOND HLS FUND | IB
Prospectus:
Trading Symbol	HUBBX
HARTFORD ULTRASHORT BOND HLS FUND | IA
Prospectus:
Trading Symbol	HUBAX
HARTFORD VALUE HLS FUND | IB
Prospectus:
Trading Symbol	HBVLX
HARTFORD VALUE HLS FUND | IA
Prospectus:
Trading Symbol	HIAVX